JOINT VENTURES AND ASSOCIATES	6 Months Ended
Dec. 31, 2023
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

11.   JOINT VENTURES AND ASSOCIATES

	12/31/2023	06/30/2023
Assets
Synertech Industrias S.A.	39,205,548	36,026,710
Alfalfa Technologies S.R.L.	36,503	36,502
Moolec Science S.A.	3,160,166	3,233,598
	42,402,217	39,296,810

	12/31/2023	06/30/2023
Liabilities
Trigall Genetics S.A.	115,983	622,823
	115,983	622,823

Changes in joint ventures investments and affiliates:

	12/31/2023	12/31/2023
As of the beginning of the period	38,673,987	37,836,144
Share-based incentives	50,383	—
Sale of equity investee - Indrasa Biotecnología S.A.	—	(7,853)
Foreign currency translation	897	(21,946)
Share of profit or loss	3,560,967	882,288
As of the end of the period	42,286,234	38,688,633

Share of profit or loss of joint ventures and affiliates:

	12/31/2023	12/31/2023
Trigall Genetics S.A.	506,840	595,889
Synertech Industrias S.A.	3,178,839	349,012
Moolec Science S.A.	(124,712)	—
Indrasa Biotecnología S.A.	—	(62,613)
	3,560,967	882,288